Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.3%)
	Linde plc	67,124	23,739
	Air Products and Chemicals Inc.	30,300	8,155
	Freeport-McMoRan Inc.	195,693	6,720
	Ecolab Inc.	35,046	5,785
	Dow Inc.	96,248	4,695
	Newmont Corp.	107,874	4,374
			53,468
Consumer Discretionary (13.8%)
*	Amazon.com Inc.	1,188,157	143,268
*	Tesla Inc.	366,853	74,812
	Home Depot Inc.	138,997	39,399
	Costco Wholesale Corp.	60,500	30,949
	McDonald's Corp.	99,949	28,496
	Walmart Inc.	183,949	27,017
*	Netflix Inc.	60,713	23,996
*	Walt Disney Co.	249,217	21,921
	NIKE Inc. Class B	169,797	17,873
	Lowe's Cos. Inc.	82,406	16,574
	Starbucks Corp.	156,781	15,308
*	Booking Holdings Inc.	5,161	12,948
	TJX Cos. Inc.	149,733	11,498
*	Uber Technologies Inc.	260,704	9,888
	Target Corp.	62,665	8,205
*	Activision Blizzard Inc.	96,405	7,732
*	O'Reilly Automotive Inc.	8,465	7,646
	Ford Motor Co.	535,806	6,430
	Marriott International Inc. Class A	37,878	6,356
	Dollar General Corp.	30,569	6,147
	General Motors Co.	180,148	5,839
*	Lululemon Athletica Inc.	16,712	5,547
*	Airbnb Inc. Class A	50,003	5,489
	Estee Lauder Cos. Inc. Class A	28,502	5,245
	Yum! Brands Inc.	38,041	4,895
	Ross Stores Inc.	46,873	4,857
	Electronic Arts Inc.	37,545	4,806
*	Chipotle Mexican Grill Inc. Class A	1,867	3,877
*	AutoZone Inc.	1,300	3,103
	Hilton Worldwide Holdings Inc.	18,091	2,462
*	Warner Bros Discovery Inc.	149,362	1,685
*	Las Vegas Sands Corp.	23,223	1,280
			565,548

		Shares	Market Value ($000)
Consumer Staples (5.7%)
	Procter & Gamble Co.	321,817	45,859
	PepsiCo Inc.	187,960	34,275
	Coca-Cola Co.	531,288	31,697
	Philip Morris International Inc.	211,426	19,030
	Mondelez International Inc. Class A	185,981	13,653
	CVS Health Corp.	175,216	11,920
	Altria Group Inc.	243,625	10,822
	Colgate-Palmolive Co.	113,446	8,438
	McKesson Corp.	18,707	7,311
	General Mills Inc.	80,603	6,784
	Kimberly-Clark Corp.	46,097	6,190
*	Monster Beverage Corp.	99,900	5,856
	Hershey Co.	19,969	5,186
	Constellation Brands Inc. Class A	21,316	5,179
	Sysco Corp.	69,443	4,858
	Kraft Heinz Co.	108,250	4,137
	Keurig Dr Pepper Inc.	114,771	3,572
	Walgreens Boots Alliance Inc.	99,640	3,026
	Archer-Daniels-Midland Co.	37,267	2,633
	Brown-Forman Corp. Class B	41,807	2,582
	Brown-Forman Corp. Class A	7,309	459
			233,467
Energy (3.9%)
	Exxon Mobil Corp.	555,267	56,737
	Chevron Corp.	234,046	35,252
	ConocoPhillips	166,256	16,509
	EOG Resources Inc.	80,312	8,617
	Schlumberger NV	194,898	8,348
	Marathon Petroleum Corp.	60,607	6,358
	Pioneer Natural Resources Co.	30,501	6,083
	Phillips 66	63,388	5,807
	Valero Energy Corp.	50,816	5,439
	Occidental Petroleum Corp.	86,463	4,985
	Kinder Morgan Inc.	259,994	4,189
	Williams Cos. Inc.	83,043	2,380
			160,704
Financials (9.3%)
*	Berkshire Hathaway Inc. Class B	225,993	72,562
	JPMorgan Chase & Co.	401,507	54,488
	Bank of America Corp.	927,967	25,788
	Wells Fargo & Co.	517,451	20,600
	S&P Global Inc.	43,936	16,143
	Goldman Sachs Group Inc.	45,735	14,814
	Morgan Stanley	172,941	14,140
	BlackRock Inc.	18,452	12,133
	Marsh & McLennan Cos. Inc.	67,574	11,702
	Citigroup Inc.	251,257	11,136
	Charles Schwab Corp.	210,815	11,108
	Chubb Ltd.	56,690	10,533
	Progressive Corp.	79,927	10,223
	CME Group Inc.	49,094	8,775
	Blackstone Inc.	97,080	8,314
	Aon plc Class A (XNYS)	26,537	8,181
	Intercontinental Exchange Inc.	76,297	8,084
	Moody's Corp.	21,215	6,723
*	Berkshire Hathaway Inc. Class A	13	6,344

		Shares	Market Value ($000)
	PNC Financial Services Group Inc.	54,613	6,326
	US Bancorp	208,157	6,224
	Truist Financial Corp.	181,556	5,532
	Travelers Cos. Inc.	31,610	5,350
	Aflac Inc.	75,312	4,836
	KKR & Co. Inc.	87,730	4,517
	Bank of New York Mellon Corp.	104,360	4,195
	Prudential Financial Inc.	50,169	3,948
	MetLife Inc.	79,049	3,917
	Allstate Corp.	35,784	3,881
	American International Group Inc.	50,028	2,643
			383,160
Health Care (13.5%)
	UnitedHealth Group Inc.	127,478	62,112
	Johnson & Johnson	355,278	55,089
	Eli Lilly & Co.	116,697	50,117
	Merck & Co. Inc.	345,819	38,182
	AbbVie Inc.	241,314	33,292
	Pfizer Inc.	766,503	29,142
	Thermo Fisher Scientific Inc.	52,573	26,731
	Abbott Laboratories	237,003	24,174
	Danaher Corp.	89,444	20,538
	Bristol-Myers Squibb Co.	286,246	18,446
	Amgen Inc.	72,828	16,070
	Medtronic plc	181,458	15,017
*	Intuitive Surgical Inc.	47,793	14,713
	Elevance Health Inc.	32,355	14,489
	Gilead Sciences Inc.	170,036	13,083
	Stryker Corp.	46,460	12,803
*	Vertex Pharmaceuticals Inc.	35,108	11,360
*	Regeneron Pharmaceuticals Inc.	13,982	10,285
*	Boston Scientific Corp.	195,855	10,083
	Cigna Group	40,578	10,039
	Becton Dickinson & Co.	38,841	9,390
	Zoetis Inc.	56,894	9,274
	Humana Inc.	17,030	8,547
	HCA Healthcare Inc.	28,349	7,490
*	Edwards Lifesciences Corp.	83,160	7,005
*	Biogen Inc.	19,715	5,844
*	Moderna Inc.	44,608	5,697
	Agilent Technologies Inc.	40,467	4,681
*	Illumina Inc.	21,639	4,255
*	IDEXX Laboratories Inc.	5,625	2,614
	GE Healthcare Inc.	24,731	1,966
			552,528
Industrials (10.5%)
	Visa Inc. Class A	221,698	49,002
	Mastercard Inc. Class A	116,118	42,385
	Accenture plc Class A	85,893	26,276
	Raytheon Technologies Corp.	199,932	18,422
	Honeywell International Inc.	91,115	17,458
*	Boeing Co.	81,631	16,792
	United Parcel Service Inc. Class B (XNYS)	98,820	16,503
	Union Pacific Corp.	83,447	16,065
	Lockheed Martin Corp.	34,822	15,461
	General Electric Co.	148,625	15,090
	Caterpillar Inc.	70,448	14,495

		Shares	Market Value ($000)
	Deere & Co.	36,352	12,577
	American Express Co.	76,136	12,072
	Automatic Data Processing Inc.	56,487	11,805
*	PayPal Holdings Inc.	154,513	9,578
	Eaton Corp. plc	54,341	9,559
*	Fiserv Inc.	77,158	8,656
	CSX Corp.	281,659	8,639
	Illinois Tool Works Inc.	37,512	8,205
	Northrop Grumman Corp.	18,756	8,168
	Sherwin-Williams Co.	31,673	7,214
	3M Co.	75,201	7,017
	General Dynamics Corp.	33,787	6,899
	FedEx Corp.	31,058	6,770
	Norfolk Southern Corp.	31,132	6,481
	Emerson Electric Co.	78,153	6,071
	Parker-Hannifin Corp.	17,514	5,612
	Johnson Controls International plc	93,446	5,579
	Capital One Financial Corp.	51,887	5,407
	Trane Technologies plc	31,160	5,086
	Paychex Inc.	44,080	4,625
	L3Harris Technologies Inc.	25,888	4,554
*	Block Inc. (XNYS)	73,610	4,445
	Fidelity National Information Services Inc.	81,281	4,436
	PPG Industries Inc.	31,935	4,193
	Cummins Inc.	19,234	3,932
	DuPont de Nemours Inc.	56,139	3,772
	Otis Worldwide Corp.	28,220	2,244
	Global Payments Inc.	17,884	1,747
			433,292
Real Estate (1.3%)
	Prologis Inc.	125,964	15,689
	American Tower Corp.	63,504	11,713
	Equinix Inc.	12,659	9,438
	Crown Castle Inc.	59,211	6,703
	Public Storage	20,319	5,756
	Simon Property Group Inc.	22,170	2,331
			51,630
Technology (35.8%)
	Apple Inc.	2,050,407	363,435
	Microsoft Corp.	1,015,453	333,465
	NVIDIA Corp.	318,795	120,613
*	Alphabet Inc. Class A	812,124	99,786
*	Alphabet Inc. Class C	692,393	85,421
*	Meta Platforms Inc. Class A	303,654	80,383
	Broadcom Inc.	56,893	45,967
*	Salesforce Inc.	129,659	28,963
*	Adobe Inc.	62,485	26,106
*	Advanced Micro Devices Inc.	219,952	26,001
	Texas Instruments Inc.	123,661	21,502
	Oracle Corp.	202,310	21,433
	Intel Corp.	564,333	17,743
	QUALCOMM Inc.	152,107	17,250
	International Business Machines Corp.	123,369	15,864
	Applied Materials Inc.	115,324	15,373
	Intuit Inc.	36,413	15,261
*	ServiceNow Inc.	27,667	15,072
	Analog Devices Inc.	69,019	12,264

		Shares	Market Value ($000)
	Lam Research Corp.	18,431	11,366
	Micron Technology Inc.	148,931	10,157
*	Synopsys Inc.	20,731	9,432
*	Palo Alto Networks Inc.	41,273	8,807
	KLA Corp.	18,848	8,350
	Roper Technologies Inc.	14,443	6,560
*	Snowflake Inc. Class A	37,362	6,178
*	Autodesk Inc.	29,331	5,848
*	Workday Inc. Class A	27,442	5,817
	TE Connectivity Ltd.	43,285	5,302
*	Crowdstrike Holdings Inc. Class A	29,699	4,756
*	VMware Inc. Class A	31,879	4,345
	Cognizant Technology Solutions Corp. Class A	69,267	4,329
*	Cadence Design Systems Inc.	18,566	4,287
	HP Inc.	120,214	3,493
	Marvell Technology Inc.	57,943	3,389
*	Fortinet Inc.	45,270	3,093
	Dell Technologies Inc. Class C	31,313	1,403
			1,468,814
Telecommunications (2.3%)
	Cisco Systems Inc.	502,790	24,974
	Comcast Corp. Class A	573,815	22,580
	Verizon Communications Inc.	515,614	18,371
	AT&T Inc.	972,502	15,297
*	T-Mobile US Inc.	83,148	11,412
*	Charter Communications Inc. Class A	12,514	4,081
			96,715
Utilities (2.1%)
	NextEra Energy Inc.	275,736	20,256
	Southern Co.	148,648	10,368
	Duke Energy Corp.	105,238	9,397
	Waste Management Inc.	55,671	9,014
	Sempra Energy (XNYS)	42,962	6,166
	American Electric Power Co. Inc.	70,279	5,842
	Dominion Energy Inc.	113,595	5,711
	Exelon Corp.	135,250	5,363
	Xcel Energy Inc.	74,824	4,885
	Public Service Enterprise Group Inc.	67,745	4,048
	Republic Services Inc. Class A	27,924	3,955
			85,005
Total Common Stocks (Cost $2,956,581)			4,084,331
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 5.125% (Cost $13,343)	133,461	13,343
Total Investments (99.8%) (Cost $2,969,924)			4,097,674
Other Assets and Liabilities—Net (0.2%)			7,220
Net Assets (100%)			4,104,894
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	97	20,324	769
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.